Note 11 - Restatement (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015
Investments	$ 15,000		$ 15,000		$ 15,000
Deferred revenue	2,760		2,760		$ 17,160
Revenues	3,259	$ 46,653	42,631	$ 86,097
Net income	$ (166,079)	$ (457,236)	$ (651,836)	$ (188,308)
Earnings per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Earnings per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Deferred revenue			$ (14,400)	$ (19,450)
Original
Investments		$ 475,000		475,000
Deferred revenue		309,375		309,375
Revenues		182,845		239,289
Net income		$ (321,044)		$ (35,116)
Earnings per share		$ 0		$ 0
Earnings per share - diluted		$ 0		$ 0
Net loss			(35,116)
Non-cash revenue			(183,333)
Deferred revenue			(4,309)
Adjustments
Investments		$ (460,000)		$ (460,000)
Deferred revenue		(306,808)		(306,808)
Revenues		(133,192)		(153,192)
Net income		$ (133,192)		$ (153,192)
Earnings per share		$ 0		$ 0
Earnings per share - diluted		$ 0		$ 0
Net loss			(153,192)
Non-cash revenue			168,333
Deferred revenue			(15,141)
As Restated
Investments		$ 15,000		$ 15,000
Deferred revenue		2,567		2,567
Revenues		49,653		86,097
Net income		$ (454,236)		$ (188,308)
Earnings per share		$ 0		$ 0
Earnings per share - diluted		$ 0		$ 0
Net loss			(188,308)
Non-cash revenue			(15,000)
Deferred revenue			$ (19,450)